Xtrackers International Real Estate ETF Annual Fund Operating Expenses - Xtrackers International Real Estate ETF - Xtrackers International Real Estate ETF	May 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.10%